Loans (Schedule Of Loans By Portfolio Segment) (Details) - USD ($)	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 17,686,502,000	[1]	$ 16,230,166,000		$ 15,389,074,000
Allowance for loan losses	210,242,000		232,448,000		253,809,000	$ 276,963,000
Total net loans	17,476,260,000		15,997,718,000
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	10,436,390,000		9,007,286,000		7,923,576,000
Allowance for loan losses	73,637,000		67,011,000		86,446,000	96,191,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,674,935,000		1,277,717,000		1,133,279,000
Allowance for loan losses	25,159,000		18,574,000		10,603,000	19,997,000
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	4,766,518,000	[2]	5,048,071,000	[2]	5,333,371,000
Allowance for loan losses	80,614,000		113,011,000		126,785,000	128,949,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	454,123,000		538,961,000		662,242,000
Allowance for loan losses	18,947,000		19,122,000		22,491,000	24,928,000
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	354,536,000		358,131,000		336,606,000
Allowance for loan losses	11,885,000		14,730,000		$ 7,484,000	$ 6,898,000
Restricted And Secured Consumer Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 52,800,000		$ 76,800,000

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Balances as of December 31, 201 5 and 201 4 , include $ 52. 8 million and $ 76.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.